Nationwide(R) VL
Separate Account-D
June 30, 2002



The BEST of AMERICA(R)
America's FUTURE Life Series(SM)



                                      2002
                               SEMI-ANNUAL REPORT



                               [NATIONWIDE LOGO]

                Nationwide Life and Annuity Insurance Company
                         Home Office: Columbus, Ohio


VLOB-0233-6/02

                               [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                 [GASPER PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VL Separate Account-D.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.



                           Joseph J. Gasper, President
                                August 15, 2002




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                                       4
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HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 29. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 23, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VL SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                  (UNAUDITED)


ASSETS:


   Investments at fair value:

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
        286,135 shares (cost $6,672,130) ......................................................   $ 5,854,315

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
        2,831 shares (cost $82,567) ...........................................................        76,405

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
        312,131 shares (cost $5,215,327) ......................................................     4,179,440

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
        196,189 shares (cost $4,442,790) ......................................................     3,874,739

      Fidelity(R) VIP II - Index 500 Portfolio: Initial Class (FidVIPI500)
        29,416 shares (cost $4,095,958) .......................................................     3,278,143

      Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
        37,708 shares (cost $480,200) .........................................................       481,529

      Fidelity(R) VIP III - Balanced Portfolio: Service Class (FidVIPBalS)
        125,030 shares (cost $1,729,527) ......................................................     1,526,614

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
        69,644 shares (cost $815,114) .........................................................       825,981

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
        17,356 shares (cost $181,015) .........................................................       151,693

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
        2,124,045 shares (cost $2,124,045) ....................................................     2,124,045

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
        3,549 shares (cost $64,499) ...........................................................        63,278

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
        16,554 shares (cost $162,542) .........................................................       153,452

      Invesco VIF Equity Income Fund (INVEqIncF)
        141,892 shares (cost $2,757,589) ......................................................     2,427,780

      Invesco VIF Growth Fund (INVGrF)
        390,235 shares (cost $3,907,369) ......................................................     2,173,609

      Invesco VIF Health Sciences Fund (INVHealthF)
        2,018 shares (cost $34,570) ...........................................................        31,255

      Invesco VIF High Yield Fund (INVHiYldF)
        108,802 shares (cost $980,927) ........................................................       760,524

      Invesco VIF Small Company Growth Fund (INVSmCoGrF)
        221,292 shares (cost $3,476,185) ......................................................     2,620,095

      Invesco VIF Technology Fund (INVTechF)
        10,452 shares (cost $156,956) .........................................................       105,777


                                       6

      Invesco VIF Total Return Fund (INVTotRetF)
        67,588 shares (cost $868,189) ...............................................................................       817,141

      Invesco VIF Utilities Fund (INVUtilF)
        3,550 shares (cost $47,521) .................................................................................        42,353

      Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
        14,634 shares (cost $183,492) ...............................................................................       163,313

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
        3,444 shares (cost $38,446) .................................................................................        30,444
                                                                                                                        -----------

            Total Investments .......................................................................................    31,761,925

   Accounts Receivable ..............................................................................................            --
                                                                                                                        -----------

            Total Assets ............................................................................................    31,761,925

ACCOUNTS PAYABLE ....................................................................................................            85
                                                                                                                        -----------

CONTRACT OWNERS' EQUITY .............................................................................................   $31,761,840
                                                                                                                        ===========


See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                     TOTAL                               DryVIFQualBd
                                                   -----------------------------------------    ---------------------------------
                                                      2002           2001           2000         2002        2001         2000
                                                   -----------    -----------    -----------    ------    -----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   261,819        341,659         85,514      --           11,178      23,757
  Mortality and expense risk charges (note 3) ..       (64,553)       (45,970)       (31,471)      (18)        (1,044)     (2,740)
                                                   -----------    -----------    -----------    ------    -----------    --------
   Net investment income .......................       197,266        295,689         54,043       (18)        10,134      21,017
                                                   -----------    -----------    -----------    ------    -----------    --------
  Proceeds from mutual funds shares sold .......     3,855,624      5,277,644      2,619,156    91,913      1,186,636      17,367
  Cost of mutual fund shares sold ..............    (5,027,086)    (6,215,525)    (2,618,045)  (91,241)    (1,119,129)    (17,617)
                                                   -----------    -----------    -----------   -------    -----------    --------
   Realized gain (loss) on investments .........    (1,171,462)      (937,881)         1,111       672         67,507        (250)
  Change in unrealized gain (loss)
   on investments ..............................    (2,149,937)    (2,050,204)      (114,309)      194        (46,221)     12,096
                                                   -----------    -----------    -----------    ------    -----------    --------
   Net gain (loss) on investments ..............    (3,321,399)    (2,988,085)      (113,198)      866         21,286      11,846
                                                   -----------    -----------    -----------    ------    -----------    --------
  Reinvested capital gains .....................       137,478        536,602         55,136      --             --          --
                                                   -----------    -----------    -----------    ------    -----------    --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $(2,986,655)    (2,155,794)        (4,019)      848         31,420      32,863
                                                   ===========    ===========    ===========    ======    ===========    ========

                                                             FGVITHiInc
                                                   ---------------------------------
                                                   2002      2001           2000
                                                   ----   -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   --           9,850         45,051
  Mortality and expense risk charges (note 3) ..   --            (784)        (2,575)
                                                   ----   -----------    -----------
   Net investment income .......................   --           9,066         42,476
                                                   ----   -----------    -----------
  Proceeds from mutual funds shares sold .......   --       1,018,394         17,699
  Cost of mutual fund shares sold ..............   --      (1,158,836)       (19,122)
                                                   ----   -----------    -----------
   Realized gain (loss) on investments .........   --        (140,442)        (1,423)
  Change in unrealized gain (loss)
   on investments ..............................   --         191,057        (50,623)
                                                   ----   -----------    -----------
   Net gain (loss) on investments ..............   --          50,615        (52,046)
                                                   ----   -----------    -----------
  Reinvested capital gains .....................   --            --             --
                                                   ----   -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   --          59,681         (9,570)
                                                   ====   ===========    ===========



                                                                FidVIPEIS                          FidVIPGrS
                                                   -----------------------------------    ------------------------
                                                     2002         2001         2000         2002       2001   2000
                                                   ---------    ---------    ---------    ---------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $  94,839       93,374         --           --      --     --
  Mortality and expense risk charges (note 3) ..     (12,313)     (11,942)      (7,344)         (28)   --     --
                                                   ---------    ---------    ---------    ---------    ----   ----
   Net investment income .......................      82,526       81,432       (7,344)         (28)   --     --
                                                   ---------    ---------    ---------    ---------    ----   ----
  Proceeds from mutual funds shares sold .......     116,684      106,282       25,557          170    --     --
  Cost of mutual fund shares sold ..............    (122,486)    (103,546)     (25,206)        (188)   --     --
                                                   ---------    ---------    ---------    ---------    ----   ----
   Realized gain (loss) on investments .........      (5,802)       2,736          351          (18)   --     --
  Change in unrealized gain (loss)
   on investments ..............................    (610,775)    (459,254)     (80,912)      (6,162)   --     --
                                                   ---------    ---------    ---------    ---------    ----   ----
   Net gain (loss) on investments ..............    (616,577)    (456,518)     (80,561)      (6,180)   --     --
                                                   ---------    ---------    ---------    ---------    ----   ----
  Reinvested capital gains .....................     136,679      275,452         --           --      --     --
                                                   ---------    ---------    ---------    ---------    ----   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $(397,372)     (99,634)     (87,905)      (6,208)   --     --
                                                   =========    =========    =========    =========    ====   ====

                                                                FidVIPOvS
                                                   -----------------------------------
                                                     2002         2001         2000
                                                   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      28,073      135,014        8,519
  Mortality and expense risk charges (note 3) ..      (7,978)      (5,359)      (2,110)
                                                   ---------    ---------    ---------
   Net investment income .......................      20,095      129,655        6,409
                                                   ---------    ---------    ---------
  Proceeds from mutual funds shares sold .......      81,691      135,784       14,509
  Cost of mutual fund shares sold ..............    (147,575)    (178,863)     (12,490)
                                                   ---------    ---------    ---------
   Realized gain (loss) on investments .........     (65,884)     (43,079)       2,019
  Change in unrealized gain (loss)
   on investments ..............................       8,654     (718,081)     (94,371)
                                                   ---------    ---------    ---------
   Net gain (loss) on investments ..............     (57,230)    (761,160)     (92,352)
                                                   ---------    ---------    ---------
  Reinvested capital gains .....................        --        215,729       55,136
                                                   ---------    ---------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........     (37,135)    (415,776)     (30,807)
                                                   =========    =========    =========


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                 FidVIPConS                                FidVIPI500
                                                   --------------------------------------    --------------------------------
                                                      2002          2001          2000          2002          2001       2000
                                                   ----------    ----------    ----------    ----------    ----------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   26,962        11,355          --          41,249          --      --
  Mortality and expense risk charges (note 3) ..       (7,719)       (4,066)       (2,496)       (6,936)       (1,237)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
   Net investment income .......................       19,243         7,289        (2,496)       34,313        (1,237)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
  Proceeds from mutual funds shares sold .......       54,188        35,169         8,763        91,490         9,246    --
  Cost of mutual fund shares sold ..............      (69,836)      (43,486)       (9,166)     (109,786)       (9,174)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
   Realized gain (loss) on investments .........      (15,648)       (8,317)         (403)      (18,296)           72    --
  Change in unrealized gain (loss)
   on investments ..............................      (45,710)     (285,645)      (46,917)     (522,069)      (70,544)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
   Net gain (loss) on investments ..............      (61,358)     (293,962)      (47,320)     (540,365)      (70,472)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
  Reinvested capital gains .....................         --          45,421          --            --            --      --
                                                   ----------    ----------    ----------    ----------    ----------    ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........     $(42,115)     (241,252)      (49,816)     (506,052)      (71,709)   --
                                                   ==========    ==========    ==========    ==========    ==========    ====

                                                          FidVIPInvGrB
                                                   -------------------------
                                                      2002       2001   2000
                                                   ----------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         --      --     --
  Mortality and expense risk charges (note 3) ..         (759)   --     --
                                                   ----------    ----   ----
   Net investment income .......................         (759)   --     --
                                                   ----------    ----   ----
  Proceeds from mutual funds shares sold .......    1,033,908    --     --
  Cost of mutual fund shares sold ..............   (1,032,431)   --     --
                                                   ----------    ----   ----
   Realized gain (loss) on investments .........        1,477    --     --
  Change in unrealized gain (loss)
   on investments ..............................        1,329    --     --
                                                   ----------    ----   ----
   Net gain (loss) on investments ..............        2,806    --     --
                                                   ----------    ----   ----
  Reinvested capital gains .....................         --      --     --
                                                   ----------    ----   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        2,047    --     --
                                                  ==========    ====   ====

                                                                 FidVIPBalS                                GVITGvtBd
                                                   --------------------------------------    --------------------------------
                                                      2002          2001          2000          2002          2001       2000
                                                   ----------    ----------    ----------    ----------    ----------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   39,343        47,138          --          18,429         8,917    --
  Mortality and expense risk charges (note 3) ..       (3,123)       (2,754)       (1,857)       (1,473)         (664)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
   Net investment income .......................       36,220        44,384        (1,857)       16,956         8,253    --
                                                   ----------    ----------    ----------    ----------    ----------    ----
  Proceeds from mutual funds shares sold .......      395,816       225,982         6,482        25,634       173,490    --
  Cost of mutual fund shares sold ..............     (490,414)     (248,301)       (6,661)      (24,982)     (170,002)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
   Realized gain (loss) on investments .........      (94,598)      (22,319)         (179)          652         3,488    --
  Change in unrealized gain (loss)
   on investments ..............................      (91,921)      (43,140)       (1,645)        8,391        (3,631)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
   Net gain (loss) on investments ..............     (186,519)      (65,459)       (1,824)        9,043          (143)   --
                                                   ----------    ----------    ----------    ----------    ----------    ----
  Reinvested capital gains .....................         --            --            --             799          --      --
                                                   ----------    ----------    ----------    ----------    ----------    ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    $(150,299)      (21,075)       (3,681)       26,798         8,110    --
                                                   ==========    ==========    ==========    ==========    ==========    ====

                                                                 GVITGrowth
                                                   --------------------------------------
                                                       2002          2001          2000
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         --            --           1,889
  Mortality and expense risk charges (note 3) ..         (298)         (691)       (3,296)
                                                   ----------    ----------    ----------
   Net investment income .......................         (298)         (691)       (1,407)
                                                   ----------    ----------    ----------
  Proceeds from mutual funds shares sold .......        2,047       951,279        22,871
  Cost of mutual fund shares sold ..............       (2,184)   (1,647,047)      (26,153)
                                                   ----------    ----------    ----------
   Realized gain (loss) on investments .........         (137)     (695,768)       (3,282)
  Change in unrealized gain (loss)
   on investments ..............................      (29,321)      636,102        27,405
                                                   ----------    ----------    ----------
   Net gain (loss) on investments ..............      (29,458)      (59,666)       24,123
                                                   ----------    ----------    ----------
  Reinvested capital gains .....................         --            --            --
                                                   ----------    ----------    ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........      (29,756)      (60,357)       22,716
                                                   ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                  GVITMyMkt                            GVITSmComp
                                                   --------------------------------------    -------------------------
                                                      2002          2001          2000          2002       2001   2000
                                                   ----------    ----------    ----------    ----------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   12,418        24,114         3,685          --      --     --
  Mortality and expense risk charges (note 3) ..       (3,969)       (2,218)         (246)         (115)   --     --
                                                   ----------    ----------    ----------    ----------    ----   ----
   Net investment income .......................        8,449        21,896         3,439          (115)   --     --
                                                   ----------    ----------    ----------    ----------    ----   ----
  Proceeds from mutual funds shares sold .......       88,193        30,079     2,434,273           804    --     --
  Cost of mutual fund shares sold ..............      (88,193)      (30,079)   (2,434,273)         (775)   --     --
                                                   ----------    ----------    ----------    ----------    ----   ----
   Realized gain (loss) on investments .........         --            --            --              29    --     --
  Change in unrealized gain (loss)
   on investments ..............................         --            --            --          (1,221)   --     --
                                                   ----------    ----------    ----------    ----------    ----   ----
   Net gain (loss) on investments ..............         --            --            --          (1,192)   --     --
                                                   ----------    ----------    ----------    ----------    ----   ----
  Reinvested capital gains .....................         --            --            --            --      --     --
                                                   ----------    ----------    ----------    ----------    ----   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $    8,449        21,896         3,439        (1,307)   --     --
                                                   ==========    ==========    ==========    ==========    ====   ====

                                                          GVITTotRt
                                                   -------------------------
                                                      2002       2001   2000
                                                   ----------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................          506    --     --
  Mortality and expense risk charges (note 3) ..         (284)   --     --
                                                   ----------    ----   ----
   Net investment income .......................          222    --     --
                                                   ----------    ----   ----
  Proceeds from mutual funds shares sold .......        1,972    --     --
  Cost of mutual fund shares sold ..............       (1,949)   --     --
                                                   ----------    ----   ----
   Realized gain (loss) on investments .........           23    --     --
  Change in unrealized gain (loss)
   on investments ..............................       (9,089)   --     --
                                                   ----------    ----   ----
   Net gain (loss) on investments ..............       (9,066)   --     --
                                                   ----------    ----   ----
  Reinvested capital gains .....................         --      --     --
                                                   ----------    ----   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (8,844)   --     --
                                                   ==========    ====   ====

                                                                  INVDynF                                  INVEqIncF
                                                   --------------------------------------    ------------------------------------
                                                      2002          2001          2000          2002          2001        2000
                                                   ----------    ----------    ----------    ----------    ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $     --            --            --            --            --          --
  Mortality and expense risk charges (note 3) ..          (61)         (418)         (414)       (5,050)       (4,409)     (2,542)
                                                   ----------    ----------    ----------    ----------    ----------  ----------
   Net investment income .......................          (61)         (418)         (414)       (5,050)       (4,409)     (2,542)
                                                   ----------    ----------    ----------    ----------    ----------  ----------
  Proceeds from mutual funds shares sold .......      302,506         6,635         6,512       766,930       161,230      22,926
  Cost of mutual fund shares sold ..............     (378,269)       (5,991)       (4,545)     (880,928)     (169,254)    (22,382)
                                                   ----------    ----------    ----------    ----------    ----------  ----------
   Realized gain (loss) on investments .........      (75,763)          644         1,967      (113,998)       (8,024)        544
  Change in unrealized gain (loss)
   on investments ..............................       67,957       (47,080)       20,265       (94,364)     (125,867)     19,290
                                                   ----------    ----------    ----------    ----------    ----------  ----------
   Net gain (loss) on investments ..............       (7,806)      (46,436)       22,232      (208,362)     (133,891)     19,834
                                                   ----------    ----------    ----------    ----------    ----------  ----------
  Reinvested capital gains .....................         --            --            --            --            --          --
                                                   ----------    ----------    ----------    ----------    ----------  ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $   (7,867)      (46,854)       21,818      (213,412)     (138,300)     17,292
                                                   ==========    ==========    ==========    ==========    ==========  ==========

                                                                  INVGrF
                                                   --------------------------------------
                                                      2002          2001          2000
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         --            --            --
  Mortality and expense risk charges (note 3) ..       (5,118)       (4,472)       (2,415)
                                                   ----------    ----------    ----------
   Net investment income .......................       (5,118)       (4,472)       (2,415)
                                                   ----------    ----------    ----------
  Proceeds from mutual funds shares sold .......      598,250        73,283        18,703
  Cost of mutual fund shares sold ..............   (1,330,921)     (104,302)      (14,808)
                                                   ----------    ----------    ----------
   Realized gain (loss) on investments .........     (732,671)      (31,019)        3,895
  Change in unrealized gain (loss)
   on investments ..............................      (96,560)   (1,027,434)      108,663
                                                   ----------    ----------    ----------
   Net gain (loss) on investments ..............     (829,231)   (1,058,453)      112,558
                                                   ----------    ----------    ----------
  Reinvested capital gains .....................         --            --            --
                                                   ----------    ----------    ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........     (834,349)   (1,062,925)      110,143
                                                   ==========    ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                            INVHealthF                  INVHiYldF
                                                   -----------------------   --------------------------------
                                                     2002      2001   2000     2002        2001        2000
                                                   --------    ----   ----   --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   --      --     --         --          --          --
  Mortality and expense risk charges (note 3) ..        (58)   --     --       (1,486)       (665)       --
                                                   --------    ----   ----   --------    --------    --------
   Net investment income .......................        (58)   --     --       (1,486)       (665)       --
                                                   --------    ----   ----   --------    --------    --------
  Proceeds from mutual funds shares sold .......        404    --     --       16,883       8,380          13
  Cost of mutual fund shares sold ..............       (416)   --     --      (25,030)     (8,806)        (13)
                                                   --------    ----   ----   --------    --------    --------
   Realized gain (loss) on investments .........        (12)   --     --       (8,147)       (426)       --
  Change in unrealized gain (loss)
   on investments ..............................     (3,315)   --     --      (56,118)    (59,181)       --
                                                   --------    ----   ----   --------    --------    --------
   Net gain (loss) on investments ..............     (3,327)   --     --      (64,265)    (59,607)       --
                                                   --------    ----   ----   --------    --------    --------
  Reinvested capital gains .....................       --      --     --         --          --          --
                                                   --------    ----   ----   --------    --------    --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........    $(3,385)   --     --      (65,751)    (60,272)       --
                                                   ========    ====   ====   ========    ========    ========

                                                             INVSmCoGrF
                                                   ----------------------------
                                                     2002        2001    2000
                                                   --------    --------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $    --          --      --
  Mortality and expense risk charges (note 3) ..     (5,490)     (3,068)   --
                                                   --------    --------    ----
   Net investment income .......................     (5,490)     (3,068)   --
                                                   --------    --------    ----
  Proceeds from mutual funds shares sold .......     61,947      78,818    --
  Cost of mutual fund shares sold ..............    (80,902)    (87,606)   --
                                                   --------    --------    ----
   Realized gain (loss) on investments .........    (18,955)     (8,788)   --
  Change in unrealized gain (loss)
   on investments ..............................   (567,487)    (58,417)   --
                                                   --------    --------    ----
   Net gain (loss) on investments ..............   (586,442)    (67,205)   --
                                                   --------    --------    ----
  Reinvested capital gains .....................       --          --      --
                                                   --------    --------    ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........  $(591,932)    (70,273)   --
                                                   ========    ========    ====

                                                            INVTechF                    INVTotRetF
                                                   -----------------------   --------------------------------
                                                     2002      2001   2000     2002        2001        2000
                                                   --------    ----   ----   --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   --      --     --         --          --          --
  Mortality and expense risk charges (note 3) ..       (236)   --     --       (1,587)     (1,624)     (1,746)
                                                   --------    ----   ----   --------    --------    --------
   Net investment income .......................       (236)   --     --       (1,587)     (1,624)     (1,746)
                                                   --------    ----   ----   --------    --------    --------
  Proceeds from mutual funds shares sold .......      1,579    --     --      119,459     348,258      11,881
  Cost of mutual fund shares sold ..............     (1,897)   --     --     (143,433)   (431,318)    (13,154)
                                                   --------    ----   ----   --------    --------    --------
   Realized gain (loss) on investments .........       (318)   --     --      (23,974)    (83,060)     (1,273)
  Change in unrealized gain (loss)
   on investments ..............................    (51,179)   --     --      (17,821)     85,028     (16,208)
                                                   --------    ----   ----   --------    --------    --------
   Net gain (loss) on investments ..............    (51,497)   --     --      (41,795)      1,968     (17,481)
                                                   --------    ----   ----   --------    --------    --------
  Reinvested capital gains .....................       --      --     --         --          --          --
                                                   --------    ----   ----   --------    --------    --------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $(51,733)   --     --      (43,382)        344     (19,227)
                                                   ========    ====   ====   ========    ========    ========

                                                           INVUtilF
                                                   -----------------------
                                                     2002    2001   2000
                                                   --------    ----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   --      --     --
  Mortality and expense risk charges (note 3) ..        (79)   --     --
                                                   --------    ----   ----
   Net investment income .......................        (79)   --     --
                                                   --------    ----   ----
  Proceeds from mutual funds shares sold .......        543    --     --
  Cost of mutual fund shares sold ..............       (573)   --     --
                                                   --------    ----   ----
   Realized gain (loss) on investments .........        (30)   --     --
  Change in unrealized gain (loss)
   on investments ..............................     (5,169)   --     --
                                                   --------    ----   ----
   Net gain (loss) on investments ..............     (5,199)   --     --
                                                   --------    ----   ----
  Reinvested capital gains .....................       --      --     --
                                                   --------    ----   ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........   $ (5,278)   --     --
                                                   ========    ====   ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                     NWGVITStrVal                          RoySmCap
                                                        ------------------------------------      -------------------------
                                                          2002           2001         2000          2002     2001       2000
                                                        -------        --------     --------      --------   ----      ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $  --               719        2,613          --       --        --
  Mortality and expense risk charges (note 3) ..           --              (555)      (1,690)         --       --        --
                                                        -------        --------     --------      --------   ----      ----
   Net investment income .......................           --               164          923          --       --        --
                                                        -------        --------     --------      --------   ----      ----
  Proceeds from mutual funds shares sold .......           --           728,699       11,600             5     --        --
  Cost of mutual fund shares sold ..............           --          (699,785)     (12,455)           (5)    --        --
                                                        -------        --------     --------      --------   ----      ----
   Realized gain (loss) on investments .........           --            28,914         (855)         --       --        --
  Change in unrealized gain (loss)
   on investments ..............................           --           (17,896)     (11,352)         --       --        --
                                                        -------        --------     --------      --------   ----      ----
   Net gain (loss) on investments ..............           --            11,018      (12,207)         --       --        --
                                                        -------        --------     --------      --------   ----      ----
  Reinvested capital gains .....................           --              --           --            --       --        --
                                                        -------        --------     --------      --------   ----      ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $  --            11,182      (11,284)         --       --        --
                                                        =======        ========     ========      ========   ====      ====

                                                                   SalBrInv
                                                        -----------------------------
                                                          2002         2001      2000
                                                        --------       ----      ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $   --           --        --
  Mortality and expense risk charges (note 3) ..            (313)        --        --
                                                        --------       ----      ----
   Net investment income .......................            (313)        --        --
                                                        --------       ----      ----
  Proceeds from mutual funds shares sold .......           2,188         --        --
  Cost of mutual fund shares sold ..............          (2,208)        --        --
                                                        --------       ----      ----
   Realized gain (loss) on investments .........             (20)        --        --
  Change in unrealized gain (loss)
   on investments ..............................         (20,179)        --        --
                                                        --------       ----      ----
   Net gain (loss) on investments ..............         (20,199)        --        --
                                                        --------       ----      ----
  Reinvested capital gains .....................            --           --        --
                                                        --------       ----      ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $(20,512)        --        --
                                                        ========       ====      ====

                                                                     SGVITMdCpGr
                                                        --------------------------------
                                                         2002           2001        2000
                                                        -------         ----        ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $  --            --          --
  Mortality and expense risk charges (note 3) ..            (62)         --          --
                                                        -------         ----        ----
   Net investment income .......................            (62)         --          --
                                                        -------         ----        ----
  Proceeds from mutual funds shares sold .......            420          --          --
  Cost of mutual fund shares sold ..............           (464)         --          --
                                                        -------         ----        ----
   Realized gain (loss) on investments .........            (44)         --          --
  Change in unrealized gain (loss)
   on investments ..............................         (8,002)         --          --
                                                        -------         ----        ----
   Net gain (loss) on investments ..............         (8,046)         --          --
                                                        -------         ----        ----
  Reinvested capital gains .....................           --            --          --
                                                        -------         ----        ----
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $(8,108)         --          --
                                                        =======         ====        ====


See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                              Total                                  DryVIFQualBd
                                          --------------------------------------------    -------------------------------------
                                              2002            2001            2000          2002          2001          2000
                                          ------------    ------------    ------------    --------    ------------    ---------
INVESTMENT ACTIVITY:
  Net investment income ...............       $197,266         295,689          54,043         (18)         10,134       21,017
  Realized gain (loss) on investments .     (1,171,462)       (937,881)          1,111         672          67,507         (250)
  Change in unrealized gain (loss)
    on investments ....................     (2,149,937)     (2,050,204)       (114,309)        194         (46,221)      12,096
  Reinvested capital gains ............        137,478         536,602          55,136        --              --           --
                                          ------------    ------------    ------------    --------    ------------    ---------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......     (2,986,655)     (2,155,794)         (4,019)        848          31,420       32,863
                                          ------------    ------------    ------------    --------    ------------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      6,093,920      16,069,133      12,512,960       1,574          14,601      376,008
  Transfers between funds .............           --              --              --       (91,600)     (1,174,376)     117,199
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................       (575,028)       (477,668)       (196,728)       (296)        (11,214)     (16,815)
                                          ------------    ------------    ------------    --------    ------------    ---------
       Net equity transactions ........      5,518,892      15,591,465      12,316,232     (90,322)     (1,170,989)     476,392
                                          ------------    ------------    ------------    --------    ------------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      2,532,237      13,435,671      12,312,213     (89,474)     (1,139,569)     509,255
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     29,229,603      16,843,917       4,254,580      89,474       1,209,824      566,055
                                          ------------    ------------    ------------    --------    ------------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $31,761,840      30,279,588      16,566,793        --            70,255    1,075,310
                                          ============    ============    ============    ========    ============    =========
CHANGES IN UNITS:
  Beginning units .....................      3,174,702       1,589,927         389,180       7,599         109,185       56,693
                                          ------------    ------------    ------------    --------    ------------    ---------
  Units purchased .....................        943,108       1,945,543       2,094,255         133            --         49,330
  Units redeemed ......................       (336,960)       (483,961)       (942,186)     (7,732)       (103,118)      (1,673)
                                          ------------    ------------    ------------    --------    ------------    ---------
  Ending units ........................      3,780,850       3,051,509       1,541,249        --             6,067      104,350
                                          ============    ============    ============    ========    ============    =========


                                                        FGVITHiInc
                                          -----------------------------------
                                          2002        2001           2000
                                          ----   ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............   --            9,066          42,476
  Realized gain (loss) on investments .   --         (140,442)         (1,423)
  Change in unrealized gain (loss)
    on investments ....................   --          191,057         (50,623)
  Reinvested capital gains ............   --             --              --
                                          ----   ------------    ------------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......   --           59,681          (9,570)
                                          ----   ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................   --             --           362,672
  Transfers between funds .............   --       (1,009,570)        117,199
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................   --           (8,030)        (15,021)
                                          ----   ------------    ------------
       Net equity transactions ........   --       (1,017,600)        464,850
                                          ----   ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..   --         (957,919)        455,280
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   --          957,919         540,527
                                          ----   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .   --             --           995,807
                                          ====   ============    ============
CHANGES IN UNITS:
  Beginning units .....................   --          102,317          52,850
                                          ----   ------------    ------------
  Units purchased .....................   --             --            47,800
  Units redeemed ......................   --         (102,317)         (1,508)
                                          ----   ------------    ------------
  Ending units ........................   --             --            99,142
                                          ====   ============    ============



                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                         FidVIPEIS                               FidVIPGrS
                                          -----------------------------------------    --------------------------
                                             2002           2001           2000           2002        2001   2000
                                          -----------    -----------    -----------    -----------    ----   ----
INVESTMENT ACTIVITY:
  Net investment income ...............       $82,526         81,432         (7,344)           (28)   --     --
  Realized gain (loss) on investments .        (5,802)         2,736            351            (18)   --     --
  Change in unrealized gain (loss)
    on investments ....................      (610,775)      (459,254)       (80,912)        (6,162)   --     --
  Reinvested capital gains ............       136,679        275,452           --             --      --     --
                                          -----------    -----------    -----------    -----------    ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......      (397,372)       (99,634)       (87,905)        (6,208)   --     --
                                          -----------    -----------    -----------    -----------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          --          970,674         (6,559)          --      --     --
  Transfers between funds .............       (14,714)          --        5,530,401         82,830    --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................       (89,649)       (94,544)       (18,262)          (216)   --     --
                                          -----------    -----------    -----------    -----------    ----   ----
       Net equity transactions ........      (104,363)       876,130      5,505,580         82,614    --     --
                                          -----------    -----------    -----------    -----------    ----   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (501,735)       776,496      5,417,675         76,406    --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     6,356,040      5,962,377           --             --      --     --
                                          -----------    -----------    -----------    -----------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD .    $5,854,305      6,738,873      5,417,675         76,406    --     --
                                          ===========    ===========    ===========    ===========    ====   ====
CHANGES IN UNITS:
  Beginning units .....................       592,870        525,731           --             --      --     --
                                          -----------    -----------    -----------    -----------    ----   ----
  Units purchased .....................          --           76,845        534,321          9,718    --     --
  Units redeemed ......................        (9,719)        (1,266)        (1,741)           (24)   --     --
                                          -----------    -----------    -----------    -----------    ----   ----
  Ending units ........................       583,151        601,310        532,580          9,694    --     --
                                          ===========    ===========    ===========    ===========    ====   ====

                                                         FidVIPOvS
                                          -----------------------------------------
                                             2002           2001           2000
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............        20,095        129,655          6,409
  Realized gain (loss) on investments .       (65,884)       (43,079)         2,019
  Change in unrealized gain (loss)
    on investments ....................         8,654       (718,081)       (94,371)
  Reinvested capital gains ............          --          215,729         55,136
                                          -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......       (37,135)      (415,776)       (30,807)
                                          -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,172,617      1,520,900        265,220
  Transfers between funds .............       238,710      1,316,610         78,133
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................       (82,033)       (65,245)       (14,351)
                                          -----------    -----------    -----------
       Net equity transactions ........     1,329,294      2,772,265        329,002
                                          -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     1,292,159      2,356,489        298,195
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     2,887,278        731,406        499,687
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .     4,179,437      3,087,895        797,882
                                          ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................       334,783         66,499         36,657
                                          -----------    -----------    -----------
  Units purchased .....................       172,762        259,305         26,252
  Units redeemed ......................        (9,515)        (8,010)        (1,085)
                                          -----------    -----------    -----------
  Ending units ........................       498,030        317,794         61,824
                                          ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                           FidVIPConS                               FidVIPI500
                                           -----------------------------------------    ----------------------------------
                                              2002            2001          2000           2002           2001        2000
                                           -----------    -----------    -----------    -----------    -----------    ----
INVESTMENT ACTIVITY:
  Net investment income ................       $19,243          7,289         (2,496)        34,313         (1,237)   --
  Realized gain (loss) on investments ..       (15,648)        (8,317)          (403)       (18,296)            72    --
  Change in unrealized gain (loss)
    on investments .....................       (45,710)      (285,645)       (46,917)      (522,069)       (70,544)   --
  Reinvested capital gains .............          --           45,421           --             --             --      --
                                           -----------    -----------    -----------    -----------    -----------    ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......       (42,115)      (241,252)       (49,816)      (506,052)       (71,709)   --
                                           -----------    -----------    -----------    -----------    -----------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................          --        2,513,171         (9,927)          --        3,800,622    --
  Transfers between funds ..............        89,950         13,754      1,990,572        215,860        187,675    --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................       (56,245)       (31,223)        (6,279)       (51,072)        (8,079)   --
                                           -----------    -----------    -----------    -----------    -----------    ----
       Net equity transactions .........        33,705      2,495,702      1,974,366        164,788      3,980,218    --
                                           -----------    -----------    -----------    -----------    -----------    ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..        (8,410)     2,254,450      1,924,550       (341,264)     3,908,509    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     3,883,146      1,798,325           --        3,619,392           --      --
                                           -----------    -----------    -----------    -----------    -----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $3,874,736      4,052,775      1,924,550      3,278,128      3,908,509    --
                                           ===========    ===========    ===========    ===========    ===========    ====
CHANGES IN UNITS:
  Beginning units ......................       388,621        157,094           --          457,849           --      --
                                           -----------    -----------    -----------    -----------    -----------    ----
  Units purchased ......................         8,759        237,899        159,661         27,958        465,327    --
  Units redeemed .......................        (5,553)          (829)          (520)        (6,663)          (935)   --
                                           -----------    -----------    -----------    -----------    -----------    ----
  Ending units .........................       391,827        394,164        159,141        479,144        464,392    --
                                           ===========    ===========    ===========    ===========    ===========    ====

                                                   FidVIPInvGrB
                                           --------------------------
                                               2002       2001   2000
                                           -----------    ----   ----
INVESTMENT ACTIVITY:
  Net investment income ................          (759)   --     --
  Realized gain (loss) on investments ..         1,477    --     --
  Change in unrealized gain (loss)
    on investments .....................         1,329    --     --
  Reinvested capital gains .............          --      --     --
                                           -----------    ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......         2,047    --     --
                                           -----------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     1,136,978    --     --
  Transfers between funds ..............      (652,304)   --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................        (5,196)   --     --
                                           -----------    ----   ----
       Net equity transactions .........       479,478    --     --
                                           -----------    ----   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..       481,525    --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................          --      --     --
                                           -----------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..       481,525    --     --
                                           ===========    ====   ====
CHANGES IN UNITS:
  Beginning units ......................          --      --     --
                                           -----------    ----   ----
  Units purchased ......................       109,241    --     --
  Units redeemed .......................       (63,641)   --     --
                                           -----------    ----   ----
  Ending units .........................        45,600    --     --
                                           ===========    ====   ====



                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                         FidVIPBalS                                GVITGvtBd
                                          -----------------------------------------    ----------------------------------
                                             2002           2001           2000           2002           2001        2000
                                          -----------    -----------    -----------    -----------    -----------    ----
INVESTMENT ACTIVITY:
  Net investment income ...............       $36,220         44,384         (1,857)        16,956          8,253    --
  Realized gain (loss) on investments .       (94,598)       (22,319)          (179)           652          3,488    --
  Change in unrealized gain (loss)
    on investments ....................       (91,921)       (43,140)        (1,645)         8,391         (3,631)   --
  Reinvested capital gains ............          --             --             --              799           --      --
                                          -----------    -----------    -----------    -----------    -----------    ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......      (150,299)       (21,075)        (3,681)        26,798          8,110    --
                                          -----------    -----------    -----------    -----------    -----------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          --          336,010         (4,435)       168,037        182,084    --
  Transfers between funds .............       278,378       (201,429)     1,451,931        278,791        185,744    --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................       (23,025)       (21,842)        (4,632)       (14,863)        (7,918)   --
                                          -----------    -----------    -----------    -----------    -----------    ----
       Net equity transactions ........       255,353        112,739      1,442,864        431,965        359,910    --
                                          -----------    -----------    -----------    -----------    -----------    ----
NET CHANGE IN CONTRACT OWNERS' EQUITY..       105,054         91,664      1,439,183        458,763        368,020    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     1,421,554      1,361,511           --          367,217           --      --
                                          -----------    -----------    -----------    -----------    -----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD..    $1,526,608      1,453,175      1,439,183        825,980        368,020    --
                                          ===========    ===========    ===========    ===========    ===========    ====
CHANGES IN UNITS:
  Beginning units .....................       147,063        137,868           --           31,421           --      --
                                          -----------    -----------    -----------    -----------    -----------    ----
  Units purchased .....................        27,371         32,169        140,121         37,805         47,660    --
  Units redeemed ......................        (2,432)       (20,881)          (457)        (1,255)       (14,754)   --
                                          -----------    -----------    -----------    -----------    -----------    ----
  Ending units ........................       172,002        149,156        139,664         67,971         32,906    --
                                          ===========    ===========    ===========    ===========    ===========    ====

                                                        GVITGrowth
                                          -----------------------------------------
                                             2002           2001           2000
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............          (298)          (691)        (1,407)
  Realized gain (loss) on investments .          (137)      (695,768)        (3,282)
  Change in unrealized gain (loss)
    on investments ....................       (29,321)       636,102         27,405
  Reinvested capital gains ............          --             --             --
                                          -----------    -----------    -----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations ......       (29,756)       (60,357)        22,716
                                          -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        14,570           --          483,559
  Transfers between funds .............       169,769       (942,650)       156,266
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .................        (2,889)        (7,947)       (19,609)
                                          -----------    -----------    -----------
       Net equity transactions ........       181,450       (950,597)       620,216
                                          -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       151,694     (1,010,954)       642,932
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          --        1,010,954        699,217
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..      151,694           --        1,342,149
                                          ===========    ===========    ===========
CHANGES IN UNITS:
  Beginning units .....................          --          132,962         67,426
                                          -----------    -----------    -----------
  Units purchased .....................        34,283           --           63,374
  Units redeemed ......................          (571)      (132,962)        (1,962)
                                          -----------    -----------    -----------
  Ending units ........................        33,712           --          128,838
                                          ===========    ===========    ===========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                           GVITMyMkt                              GVITSmComp
                                           -----------------------------------------    --------------------------
                                              2002           2001           2000           2002        2001   2000
                                           -----------    -----------    -----------    -----------    ----   ----
INVESTMENT ACTIVITY:
  Net investment income ................        $8,449         21,896          3,439           (115)   --     --
  Realized gain (loss) on investments ..          --             --             --               29    --     --
  Change in unrealized gain (loss)
    on investments .....................          --             --             --           (1,221)   --     --
  Reinvested capital gains .............          --             --             --             --      --     --
                                           -----------    -----------    -----------    -----------    ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......         8,449         21,896          3,439         (1,307)   --     --
                                           -----------    -----------    -----------    -----------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................       572,758      2,770,990      9,787,983          5,194    --     --
  Transfers between funds ..............        80,436     (1,262,304)    (9,754,233)        60,515    --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................       (40,699)       (34,982)       (30,362)        (1,124)   --     --
                                           -----------    -----------    -----------    -----------    ----   ----
       Net equity transactions .........       612,495      1,473,704          3,388         64,585    --     --
                                           -----------    -----------    -----------    -----------    ----   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..       620,944      1,495,600          6,827         63,278    --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     1,503,096         26,931          9,380           --      --     --
                                           -----------    -----------    -----------    -----------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $2,124,040      1,522,531         16,207         63,278    --     --
                                           ===========    ===========    ===========    ===========    ====   ====
CHANGES IN UNITS:
  Beginning units ......................       132,087          2,442            900           --      --     --
                                           -----------    -----------    -----------    -----------    ----   ----
  Units purchased ......................        57,357        133,199        927,574          4,607    --     --
  Units redeemed .......................        (3,570)          (437)      (926,957)           (77)   --     --
                                           -----------    -----------    -----------    -----------    ----   ----
  Ending units .........................       185,874        135,204          1,517          4,530    --     --
                                           ===========    ===========    ===========    ===========    ====   ====

                                                    GVITTotRt
                                           --------------------------
                                              2002        2001   2000
                                           -----------    ----   ----
INVESTMENT ACTIVITY:
  Net investment income ................           222    --     --
  Realized gain (loss) on investments ..            23    --     --
  Change in unrealized gain (loss)
    on investments .....................        (9,089)   --     --
  Reinvested capital gains .............          --      --     --
                                           -----------    ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......        (8,844)   --     --
                                           -----------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................        13,046    --     --
  Transfers between funds ..............       152,013    --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................        (2,760)   --     --
                                           -----------    ----   ----
       Net equity transactions .........       162,299    --     --
                                           -----------    ----   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..       153,455    --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................          --      --     --
                                           -----------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..       153,455    --     --
                                           ===========    ====   ====
CHANGES IN UNITS:
  Beginning units ......................          --      --     --
                                           -----------    ----   ----
  Units purchased ......................        18,361    --     --
  Units redeemed .......................          (306)   --     --
                                           -----------    ----   ----
  Ending units .........................        18,055    --     --
                                           ===========    ====   ====



                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                          INVDynF                                  INVEqIncF
                                           --------------------------------------    --------------------------------------
                                              2002          2001          2000          2002          2001          2000
                                           ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................         $(61)         (418)         (414)       (5,050)       (4,409)       (2,542)
  Realized gain (loss) on investments ..      (75,763)          644         1,967      (113,998)       (8,024)          544
  Change in unrealized gain (loss)
    on investments .....................       67,957       (47,080)       20,265       (94,364)     (125,867)       19,290
  Reinvested capital gains .............         --            --            --            --            --            --
                                           ----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......       (7,867)      (46,854)       21,818      (213,412)     (138,300)       17,292
                                           ----------    ----------    ----------    ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................        7,081        63,715        60,551       757,750       988,673       381,597
  Transfers between funds ..............     (301,423)         --            --        (716,898)      305,844        78,133
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................       (1,035)       (6,235)       (7,156)      (53,098)      (56,100)      (23,726)
                                           ----------    ----------    ----------    ----------    ----------    ----------
       Net equity transactions .........     (295,377)       57,480        53,395       (12,246)    1,238,417       436,004
                                           ----------    ----------    ----------    ----------    ----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..     (303,244)       10,626        75,213      (225,658)    1,100,117       453,296
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................      303,244       229,065       107,423     2,653,428     1,295,538       571,449
                                           ----------    ----------    ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..   $     --         239,691       182,636     2,427,770     2,395,655     1,024,745
                                           ==========    ==========    ==========    ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units ......................       30,111        15,600         7,042       246,524       109,129        50,378
                                           ----------    ----------    ----------    ----------    ----------    ----------
  Units purchased ......................          686         4,694         3,963        71,620       113,590        40,828
  Units redeemed .......................      (30,797)          (87)         (439)      (72,725)       (9,068)       (2,081)
                                           ----------    ----------    ----------    ----------    ----------    ----------
  Ending units .........................         --          20,207        10,566       245,419       213,651        89,125
                                           ==========    ==========    ==========    ==========    ==========    ==========

                                                         INVGrF
                                           --------------------------------------
                                               2002        2001           2000
                                           ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Net investment income ................       (5,118)       (4,472)       (2,415)
  Realized gain (loss) on investments ..     (732,671)      (31,019)        3,895
  Change in unrealized gain (loss)
    on investments .....................      (96,560)   (1,027,434)      108,663
  Reinvested capital gains .............         --            --            --
                                           ----------    ----------    ----------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......     (834,349)   (1,062,925)      110,143
                                           ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      912,150     1,444,073       309,390
  Transfers between funds ..............     (538,700)    1,734,257        78,133
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................      (54,497)      (54,332)      (18,950)
                                           ----------    ----------    ----------
       Net equity transactions .........      318,953     3,123,998       368,573
                                           ----------    ----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..     (515,396)    2,061,073       478,716
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................    2,688,987       790,917       553,858
                                           ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    2,173,591     2,851,990     1,032,574
                                           ==========    ==========    ==========
CHANGES IN UNITS:
  Beginning units ......................      496,604        81,077        43,491
                                           ----------    ----------    ----------
  Units purchased ......................      174,723       341,794        30,821
  Units redeemed .......................     (113,141)       (3,988)       (1,476)
                                           ----------    ----------    ----------
  Ending units .........................      558,186       418,883        72,836
                                           ==========    ==========    ==========

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                      INVHealthF                   INVHiYldF
                                           -------------------------   --------------------------------
                                              2002       2001   2000     2002           2001       2000
                                           ----------    ----   ----   ----------    ----------    ----
INVESTMENT ACTIVITY:
  Net investment income ................         $(58)   --     --         (1,486)         (665)   --
  Realized gain (loss) on investments ..          (12)   --     --         (8,147)         (426)   --
  Change in unrealized gain (loss)
    on investments .....................       (3,315)   --     --        (56,118)      (59,181)   --
  Reinvested capital gains .............         --      --     --           --            --      --
                                           ----------    ----   ----   ----------    ----------    ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......       (3,385)   --     --        (65,751)      (60,272)   --
                                           ----------    ----   ----   ----------    ----------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................        2,783    --     --        238,105       182,086    --
  Transfers between funds ..............       32,432    --     --         49,241       511,301    --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................         (571)   --     --        (15,409)       (7,594)   --
                                           ----------    ----   ----   ----------    ----------    ----
       Net equity transactions .........       34,644    --     --        271,937       685,793    --
                                           ----------    ----   ----   ----------    ----------    ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..       31,259    --     --        206,186       625,521    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................         --      --     --        554,330          --      --
                                           ----------    ----   ----   ----------    ----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..      $31,259    --     --        760,516       625,521    --
                                           ==========    ====   ====   ==========    ==========    ====
CHANGES IN UNITS:
  Beginning units ......................         --      --     --         68,560          --      --
                                           ----------    ----   ----   ----------    ----------    ----
  Units purchased ......................        3,146    --     --         36,410        69,968    --
  Units redeemed .......................          (52)   --     --         (1,960)         (198)   --
                                           ----------    ----   ----   ----------    ----------    ----
  Ending units .........................        3,094    --     --        103,010        69,770    --
                                           ==========    ====   ====   ==========    ==========    ====

                                                      INVSmCoGrF
                                           --------------------------------
                                              2002          2001       2000
                                           ----------    ----------    ----
INVESTMENT ACTIVITY:
  Net investment income ................       (5,490)       (3,068)   --
  Realized gain (loss) on investments ..      (18,955)       (8,788)   --
  Change in unrealized gain (loss)
    on investments .....................     (567,487)      (58,417)   --
  Reinvested capital gains .............         --            --      --
                                           ----------    ----------    ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......     (591,932)      (70,273)   --
                                           ----------    ----------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      859,657       959,790    --
  Transfers between funds ..............      135,862     1,380,107    --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................      (57,281)      (36,743)   --
                                           ----------    ----------    ----
       Net equity transactions .........      938,238     2,303,154    --
                                           ----------    ----------    ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..      346,306     2,232,881    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................    2,273,776          --      --
                                           ----------    ----------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..    2,620,082     2,232,881    --
                                           ==========    ==========    ====
CHANGES IN UNITS:
  Beginning units ......................      171,788          --      --
                                           ----------    ----------    ----
  Units purchased ......................       79,527       152,369    --
  Units redeemed .......................       (4,728)       (3,260)   --
                                           ----------    ----------    ----
  Ending units .........................      246,587       149,109    --
                                           ==========    ==========    ====



                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      INVTechF                   INVTotRetF
                                           ------------------------   -----------------------------------
                                              2002      2001   2000     2002         2001         2000
                                           ---------    ----   ----   ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Net investment income ................       $(236)   --     --        (1,587)      (1,624)      (1,746)
  Realized gain (loss) on investments ..        (318)   --     --       (23,974)     (83,060)      (1,273)
  Change in unrealized gain (loss)
    on investments .....................     (51,179)   --     --       (17,821)      85,028      (16,208)
  Reinvested capital gains .............        --      --     --          --           --           --
                                           ---------    ----   ----   ---------    ---------    ---------
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......     (51,733)   --     --       (43,382)         344      (19,227)
                                           ---------    ----   ----   ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      12,626    --     --       197,303      321,744      265,120
  Transfers between funds ..............     147,121    --     --        50,980     (322,635)      78,133
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................      (2,235)   --     --       (16,404)     (19,823)     (11,636)
                                           ---------    ----   ----   ---------    ---------    ---------
       Net equity transactions .........     157,512    --     --       231,879      (20,714)     331,617
                                           ---------    ----   ----   ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..     105,779    --     --       188,497      (20,370)     312,390
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................        --      --     --       628,641      752,187      368,481
                                           ---------    ----   ----   ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $105,779    --     --       817,138      731,817      680,871
                                           =========    ====   ====   =========    =========    =========
CHANGES IN UNITS:
  Beginning units ......................        --      --     --        68,822       80,808       38,648
                                           ---------    ----   ----   ---------    ---------    ---------
  Units purchased ......................      15,549    --     --        27,444       10,724       37,160
  Units redeemed .......................        (258)   --     --        (1,813)     (12,636)      (1,263)
                                           ---------    ----   ----   ---------    ---------    ---------
  Ending units .........................      15,291    --     --        94,453       78,896       74,545
                                           =========    ====   ====   =========    =========    =========

                                                  INVUtilF
                                           ------------------------
                                             2002       2001   2000
                                           ---------    ----   ----
INVESTMENT ACTIVITY:
  Net investment income ................         (79)   --     --
  Realized gain (loss) on investments ..         (30)   --     --
  Change in unrealized gain (loss)
    on investments .....................      (5,169)   --     --
  Reinvested capital gains .............        --      --     --
                                           ---------    ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......      (5,278)   --     --
                                           ---------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................       3,825    --     --
  Transfers between funds ..............      44,571    --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................        (764)   --     --
                                           ---------    ----   ----
       Net equity transactions .........      47,632    --     --
                                           ---------    ----   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..      42,354    --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................        --      --     --
                                           ---------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..      42,354    --     --
                                           =========    ====   ====
CHANGES IN UNITS:
  Beginning units ......................        --      --     --
                                           ---------    ----   ----
  Units purchased ......................       6,153    --     --
  Units redeemed .......................        (103)   --     --
                                           ---------    ----   ----
  Ending units .........................       6,050    --     --
                                           =========    ====   ====


NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                  NWGVITStrVal                 RoySmCap
                                           ---------------------------    ------------------
                                           2002    2001         2000      2002   2001   2000
                                           ----   --------    --------    ----   ----   ----
INVESTMENT ACTIVITY:
  Net investment income ................   $-          164         923    --     --     --
  Realized gain (loss) on investments ..   --       28,914        (855)   --     --     --
  Change in unrealized gain (loss)
    on investments .....................   --      (17,896)    (11,352)   --     --     --
  Reinvested capital gains .............   --         --          --      --     --     --
                                           ----   --------    --------    ----   ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......   --       11,182     (11,284)   --     --     --
                                           ----   --------    --------    ----   ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................   --         --       241,781    --     --     --
  Transfers between funds ..............   --     (722,327)     78,133    --     --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................   --       (5,818)     (9,929)   --     --     --
                                           ----   --------    --------    ----   ----   ----
       Net equity transactions .........   --     (728,145)    309,985    --     --     --
                                           ----   --------    --------    ----   ----   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..   --     (716,963)    298,701    --     --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................   --      716,963     338,503    --     --     --
                                           ----   --------    --------    ----   ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..   $-         --       637,204    --     --     --
                                           ====   ========    ========    ====   ====   ====
CHANGES IN UNITS:
  Beginning units ......................   --       69,215      35,095    --     --     --
                                           ----   --------    --------    ----   ----   ----
  Units purchased ......................   --         --        33,050    --     --     --
  Units redeemed .......................   --      (69,215)     (1,024)   --     --     --
                                           ----   --------    --------    ----   ----   ----
  Ending units .........................   --         --        67,121    --     --     --
                                           ====   ========    ========    ====   ====   ====

                                                   SalBrInv
                                           -----------------------
                                             2002      2001   2000
                                           --------    ----   ----
INVESTMENT ACTIVITY:
  Net investment income ................       (313)   --     --
  Realized gain (loss) on investments ..        (20)   --     --
  Change in unrealized gain (loss)
    on investments .....................    (20,179)   --     --
  Reinvested capital gains .............       --      --     --
                                           --------    ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......    (20,512)   --     --
                                           --------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................     14,772    --     --
  Transfers between funds ..............    172,124    --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................     (3,070)   --     --
                                           --------    ----   ----
       Net equity transactions .........    183,826    --     --
                                           --------    ----   ----
NET CHANGE IN CONTRACT OWNERS' EQUITY ..    163,314    --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................       --      --     --
                                           --------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..    163,314    --     --
                                           ========    ====   ====
CHANGES IN UNITS:
  Beginning units ......................       --      --     --
                                           --------    ----   ----
  Units purchased ......................     15,750    --     --
  Units redeemed .......................       (263)   --     --
                                           --------    ----   ----
  Ending units .........................     15,487    --     --
                                           ========    ====   ====



                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                SGVITMdCpGr
                                           -----------------------
                                              2002     2001   2000
                                           --------    ----   ----
INVESTMENT ACTIVITY:
  Net investment income   ..............   $    (62)   --     --
  Realized gain (loss) on investments ..        (44)   --     --
  Change in unrealized gain (loss)
    on investments .....................     (8,002)   --     --
  Reinvested capital gains .............       --      --     --
                                           --------    ----   ----
    Net increase (decrease) in
       contract owners' equity
       resulting from operations .......     (8,108)   --     --
                                           --------    ----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................      3,094    --     --
  Transfers between funds ..............     36,056    --     --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................       (597)   --     --
                                           --------    ----   ----
       Net equity transactions .........     38,553    --     --
                                           --------    ----   ----

NET CHANGE IN CONTRACT OWNERS' EQUITY ..     30,445    --     --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................       --      --     --
                                           --------    ----   ----
CONTRACT OWNERS' EQUITY END OF PERIOD ..    $30,445    --     --
                                           ========    ====   ====
CHANGES IN UNITS:
  Beginning units ......................       --      --     --
                                           --------    ----   ----
  Units purchased ......................      3,745    --     --
  Units redeemed .......................        (62)   --     --
                                           --------    ----   ----
  Ending units .........................      3,683    --     --
                                           ========    ====   ====


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                          June 30, 2002, 2001 and 2000
                                   (UNAUDITED)


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of AIM Variable Insurance Funds, Inc.;
                 AIM VIF - AIM V.I. Mid Cap Core Equity Fund - Series 1

              Portfolios of Alliance Funds;
                 Alliance Variable Products Series Fund, Inc. - Growth & Income
                   Portfolio - Class A

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                 American Century VP - American Century VP Balanced
                   Fund - Class I (ACVPBal)
                 American Century VP - American Century VP Capital
                   Appreciation Fund - Class I (ACVPCapAp)
                 American Century VP - American Century VP Income & Growth
                   Fund - Class I (ACVPIncGr)
                 American Century VP - American Century VP International
                   Fund - Class I (ACVPInt)
                 American Century VP - American Century VP Ultra
                   Fund - Class I (ACVPUlt)
                 American Century VP - American  Century VP Value
                   Fund - Class I (ACVPVal)

              Portfolios of Bank One One Group Investment Trust;
                 One Group(R) IT - Balanced Portfolio
                 One Group(R) IT - Bond Portfolio
                 One Group(R) IT - Diversified Equity Portfolio One Group(R) IT - Diversified Mid Cap Portfolio One Group(R) IT - Equity Index Portfolio
                 One Group(R) IT - Government Bond Portfolio
                 One Group(R) IT - Large Cap Growth Portfolio
                 One Group(R) IT - Mid Cap Growth Portfolio
                 One Group(R) IT - Mid Cap Value Portfolio

              Portfolios of Berger Funds;
                 Berger IPT - Mid Cap Value Fund

              Comstock GVIT Value Fund - Class I
                (formerly Nationwide(R) NSAT  Federated Equity Income)
                (ComGVITVal)

              Portfolios of Deutsche Asset Management;
                 Deutsche Asset Management VIT EAFE Equity Index Fund - Class A Deutsche Asset Management VIT Equity 500 Index Fund - Class A Deutsche Asset Management VIT Small Cap Index Fund - Class A

              Portfolio of the Dreyfus GVIT (formerly Nationwide(R) NSAT);
                 Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)


                                                          (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

              Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                 Dreyfus IP - Mid Cap Stock Portfolio
                 Dreyfus IP - Small Cap Stock Index Portfolio - Service Class

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                 Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
                 Dreyfus VIF - Quality Bond Portfolio (DryVIFQualBd)
                 Dreyfus VIF - Disciplined Stock Portfolio
                 Dreyfus VIF - International Value Portfolio
                 Dreyfus VIF - Limited Term High Income Portfolio
                 Dreyfus VIF - Small Company Stock Portfolio

              Federated GVIT (formerly Nationwide(R)NSAT) High Income Bond
                Fund - Class I (FGVITHiInc)

              Portfolios of the Fidelity(R)Variable Insurance Products
               (Fidelity(R) VIP);
                *Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                  (FidVIPEIS)
                 Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
                *Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
                 Fidelity(R) VIP - High Income Portfolio: Initial Class
                  (FidVIPHI)
                 Fidelity(R) VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)
                *Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
                 Fidelity(R) VIP - Value Portfolio: Service Class

              Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity VIP II);
                 Fidelity(R) VIP II - Asset Manager Portfolio: Service Class Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                   Class
                 Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)
                *Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)
                *Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
                   (FidVIPI500)
                *Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                    Class (FedVIPInvGrB)

              Portfolios of the Fidelity(R) Variable Insurance Products
               (Fidelity VIP III);
                 Fidelity(R) VIP III - Aggressive Growth Portfolio: Service
                  Class
                *Fidelity(R) VIP III - Balanced Portfolio: Service Class
                  (FidVIPBalS)
                 Fidelity(R) VIP III - Dynamic Capital Appreciation Fund:
                  Service Class
                 Fidelity(R) VIP III - Growth & Income Portfolio: Service Class Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOpS)
                 Fidelity(R) VIP III - Mid Cap Portfolio: Service Class Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
                  (FidVIPValStS)

              Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
               (formerly Nationwide(R) NSAT);
                 Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
                 Gartmore GVIT Global Health Sciences Fund - Class I
                   (GVITGlHlth)
                 Gartmore GVIT Global Technology and Communications Fund -
                    Class I (GVITGlTech)
                 Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                *Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) *Gartmore GVIT Growth Fund - Class I
                   (formerly Nationwide(R) NSAT Capital Appreciation Fund) (GVITGrowth)
                 Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                 Gartmore GVIT ID Conservative Fund (GVITIDCon)
                 Gartmore GVIT ID Moderate Fund (GVITIDMod)
                 Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)

                 Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
                *Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                 Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
                *Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                 Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
                  (NWGVITStrVal)
                *Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                 Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I
                  (formerly Nationwide(R) NSAT Global 50 Fund) (GVITWLead)

               Portfolios of Goldman Sachs Asset Management Funds;
                 Goldman Sachs VIT Capital Growth Fund
                 Goldman Sachs VIT CORE Small Cap Equity Fund
                 Goldman Sachs VIT CORE U.S. Equity Fund
                 Goldman Sachs VIT Growth and Income Fund
                 Goldman Sachs VIT International Equity Fund
                 Goldman Sachs VIT Mid Cap Value Fund

              Portfolios of the Huntington Trust Company;
                 Huntington VA Dividend Capture - Trust Shares Huntington VA Growth Fund - Trust Shares Huntington VA Income Equity - Trust Shares Huntington VA Mid Corp America - Trust Shares Huntington VA New Economy - Trust Shares

              Portfolios of Invesco Funds Group, Inc.;
                 Invesco VIF Dynamics Fund (INVDynF)
                *Invesco VIF Equity Income Fund (INVEqIncF)
                *Invesco VIF Growth Fund (INVGrF)
                *Invesco VIF Health Sciences Fund (INVHealthF)
                *Invesco VIF High Yield Fund (INVHiYldF)
                 Invesco VIF Real Estate Opportunity Fund
                *Invesco VIF Small Company Growth Fund (INVSmCoGrF) *Invesco VIF Technology Fund (INVTechF)
                *Invesco VIF Total Return Fund (INVTotRetF)
                *Invesco VIF Utilities Fund (INVUtilF)

              J. P. Morgan GVIT (formerly Nationwide(R)NSAT)
                Balanced Fund - Class I (JPMorBal)

              Portfolios of J. P. Morgan Investment Management;
                 J. P. Morgan Series Trust II - J. P. Morgan Bond
                  Portfolio
                 J. P. Morgan Series Trust II - J. P. Morgan
                  International Opportunities Portfolio
                 J. P. Morgan Series Trust II - J. P. Morgan Small
                  Company Portfolio
                 J. P. Morgan Series Trust II - J. P. Morgan
                  U. S. Disciplined Equity Portfolio

              MAS GVIT (formerly Nationwide(R) NSAT) Multi Sector
                Bond Fund - I (MGVITMultiSec)

              Portfolios of Massachusetts Financial Services;
                 MFS Variable Insurance Trust - Investors Growth
                  Series - Service Class
                 MFS Variable Insurance Trust - Mid Cap Growth
                  Series - Service Class
                 MFS Variable Insurance Trust - Value Series -
                  Service Class
                 MFS Variable Insurance Trust - Utilities Series - Service Class

              Funds of Morgan Stanley;
                 The Universal Institutional Funds, Inc. - Active
                   International Allocation Portfolio
                 The Universal Institutional Funds, Inc. - Emerging
                   Markets Equity Portfolio
                 The Universal Institutional Funds, Inc. - Technology Portfolio

                                                          (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

              Funds of the Oppenheimer Variable Account Funds;
                 Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)
                 Oppenheimer Global Securities Fund/VA - Initial Class
                 (OppGlSec)

              Portfolio of Pimco Funds;
                 Pimco VIT High Yield Portfolio - Administrative Shares Pimco VIT Real Return Portfolio - Administrative Shares Pimco VIT Total Return Portfolio - Administrative Shares

              Portfolio of Putnam Investments;
                 Putnam VT International Growth Fund - IA Shares

              Portfolios of Royce Capital Funds;
                 Royce Capital Fund - Micro Cap
                 Royce Capital Fund - Small Cap

              Portfolios of Salomon Smith Barney Funds;
                 Salomon Brothers Variable Series Funds Inc. Capital Fund Salomon Brothers Variable Series Funds Inc. Emerging Growth
                   Fund
                 Salomon Brothers Variable Series Funds Inc. High Yield Bond
                   Fund
                *Salomon Brothers Variable Series Funds Inc. Investors Fund
                  (SalBrInv)
                 Salomon Brothers Variable Series Funds Inc. Strategic Bond Fund Salomon Brothers Variable Series Funds Inc. Total Return Fund

             *Strong GVIT (formerly Nationwide(R)NSAT) Mid Cap Growth
                 Fund - Class I (SGVITMdCpGr)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Turner GVIT (Formerly Nationwide(R)NSAT) Growth Focus
                 Fund - Class I (TurnGVITGro)

              Portfolio of Van Kampen Life Investment Trust;
                Van Kampen LIT - Comstock Portfolio - Class II
                Van Kampen LIT - Enterprise Fund - Class II
                Van Kampen LIT - Emerging Growth Portfolio - Class II

              Funds of the Van Kampen Universal Institutional Funds, Inc. (Van
               Kampen UIF);
                 Van Kampen UIF - Core Plus Fixed Income Portfolio
                 Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Equity Growth Portfolio
                 Van Kampen UIF - Global Equity Portfolio
                 Van Kampen UIF - High Yield Portfolio
                 Van Kampen UIF - International Magnum Portfolio
                 Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                 Van Kampen UIF - Mid Cap Value Portfolio
                 Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
                 Van Kampen UIF - Value Portfolio

              Portfolio of Waddell & Reed, Inc.;
                 W & R Target Funds, Inc. - Small Cap Portfolio

         At June 30, 2002, contract owners have invested in all of the above funds noted with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see note 2 and 3).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, ~the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at ~June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         The Company deducts a charge for state premium taxes not to exceed 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 5.5% from each premium payment received.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per policy year. These charges are assessed against each contract by liquidating units.



                                                          (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D

(3)  ASSET CHARGES

     The Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. The annual rate for current policies is 0.40%. This charge is assessed against each policy through the daily unit value calculation. On August 8, 2000, all policies were converted from an annual rate of 0.60% to 0.40%.

(4)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each year in the three year period ended June 30, 2002 and the period May 19, 1999 (commencement of operations) through June 30, 1999.

                                           Contract                                                     Investment
                                            Expense                      Unit          Contract           Income          Total
                                             Rate*      Units        Fair Value      Owners' Equity        Ratio**       Return***
                                           --------    --------      -----------     --------------      --------    ---------------
     Dreyfus Variable Investment Fund - Quality Bond Portfolio
        2001.............................      0.40%      6,067      $ 11.579923       $   70,255          2.81%      4.51%
        2000.............................      0.40%    104,350        10.304836        1,075,310          2.80%      3.21%
        1999.............................      0.40%        814         9.850744            8,019          0.61%     -1.49% 01/05/99

     Federated GVIT High Income Bond Fund - Class I
        2000.............................      0.40%     99,142        10.044247          995,807           4.52%    -1.79%

     Fidelity(R) VIP - Equity-Income Portfolio: Service Class
        2002.............................      0.40%    583,151        10.039089        5,854,305           1.52%    -0.06%
        2001.............................      0.40%    601,310        11.206987        6,738,873           1.51%    -1.18%
        2000.............................      0.40%    532,580        10.172510        5,417,675           0.00%    -3.05%

     Fidelity(R) VIP - Growth Portfolio: Service Class
        2002.............................      0.40%      9,694         7.881785           76,406           0.00%    -0.19%

     Fidelity(R) VIP - Overseas Portfolio: Service Class
        2002.............................      0.40%    498,030         8.391939        4,179,437           0.66%    -0.03%
        2001.............................      0.40%    317,794         9.716657        3,087,895           4.49%   -11.66%
        2000.............................      0.40%     61,824        12.905707          797,882           1.26%    -5.32%
        1999.............................      0.40%      1,394        10.371806           14,458           0.00%     3.72% 01/05/99

     Fidelity(R) VIP II - Contrafund Portfolio: Service Class
        2002.............................      0.40%    391,827         9.888896        3,874,736           0.68%    -0.01%
        2001.............................      0.40%    394,164        10.281952        4,052,775           0.46%   -10.18%
        2000.............................      0.40%    159,141        12.093366        1,924,550           0.00%    -1.65%

     Fidelity(R) VIP II - Index 500 Portfolio: Initial Class
        2002.............................      0.40%    479,144         6.841635        3,278,128           1.18%    -0.13%
        2001.............................      0.40%    464,392         8.416400        3,908,509           0.00%    -6.79%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2002.............................      0.40%     45,600        10.559768          481,525           0.00%     0.03%

     Fidelity(R) VIP III - Balanced Portfolio: Service Class
        2002.............................      0.40%    172,002         8.875526        1,526,608           2.58%    -0.08%
        2001.............................      0.40%    149,156         9.742655        1,453,175           3.33%    -1.34%
        2000.............................      0.40%    139,664        10.304610        1,439,183           0.00%    -0.43%

     Gartmore GVIT Government Bond Fund - Class I
        2002.............................      0.40%     67,971        12.151949          825,980           2.29%     0.04%
        2001.............................      0.40%     32,906        11.183979          368,020           2.39%     2.23%

     Gartmore GVIT Growth Fund - Class I
        2002.............................      0.40%     33,712         4.499690          151,694           0.00%    -0.17%
        2000.............................      0.40%    128,838        10.417336        1,342,149           0.18%     0.46%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-D


                                           Contract                                                     Investment
                                            Expense                      Unit          Contract           Income          Total
                                             Rate*      Units        Fair Value      Owners' Equity       Ratio**        Return***
                                           --------    --------      -----------     --------------      --------    ---------------
     Gartmore GVIT Money Market Fund - Class I
        2002.............................      0.40%    185,874        11.427311        2,124,040           0.58%     0.00%
        2001.............................      0.40%    135,204        11.260991        1,522,531           1.84%     2.11%
        2000.............................      0.40%      1,517        10.683609           16,207           1.36%     2.51%
        1999.............................      0.40%        395        10.199244            4,029           1.02%     1.99%

     Gartmore GVIT Small Company Fund - Class I
        2002.............................      0.40%      4,530        13.968624           63,278           0.00%    -0.05%

     Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
        2000.............................      0.40%     67,121         9.493366          637,204           0.41%    -1.58%

     Gartmore GVIT Total Return Fund - Class I
        2002.............................      0.40%     18,055         8.499317          153,455           0.32%    -0.06%

     Invesco VIF Dynamics Fund
        2001.............................      0.40%     20,207        11.861787          239,691           0.00%   -19.22%
        2000.............................      0.40%     10,566        17.285289          182,636           0.00%    13.31%
        1999.............................      0.40%      3,325        11.832674           39,344           0.00%    18.33% 01/05/99

     Invesco VIF Equity Income Fund
        2002.............................      0.40%    245,419         9.892349        2,427,770           0.00%    -0.08%
        2001.............................      0.40%    213,651        11.212934        2,395,655           0.00%    -5.55%
        2000.............................      0.40%     89,125        11.497844        1,024,745           0.00%     1.36%
        1999.............................      0.40%      7,933        11.270116           89,406           0.00%    12.70%

     Invesco VIF Growth Fund
        2002.............................      0.40%    558,186         3.894027        2,173,591           0.00%    -0.28%
        2001.............................      0.40%    418,883         6.808561        2,851,990           0.00%   -30.21%
        2000.............................      0.40%     72,836        14.176693        1,032,574           0.00%    11.32%
        1999.............................      0.40%      3,970        10.674111           42,376           0.00%     6.74% 01/05/99

     Invesco VIF Health Sciences Fund
        2002.............................      0.40%      3,094        10.103142           31,259           0.00%    -0.15%

     Invesco VIF High Yield Fund
        2002.............................      0.40%    103,010         7.382929          760,516           0.00%    -0.09%
        2001.............................      0.40%     69,770         8.965474          625,521           0.00%    -6.05%
        1999.............................      0.40%      1,341        10.559719           14,161           0.00%     5.60% 01/05/99

     Invesco VIF Small Company Growth Fund
        2002.............................      0.40%    246,587        10.625385        2,620,082           0.00%    -0.20%
        2001.............................      0.40%    149,109        14.974825        2,232,881           0.00%    -8.21%

     Invesco VIF Technology Fund
        2002.............................      0.40%     15,291         6.917758          105,779           0.00%    -0.34%


                                           Contract                                                     Investment
                                            Expense                      Unit          Contract           Income          Total
                                             Rate*      Units        Fair Value      Owners' Equity       Ratio**       Return***
                                           --------    --------      -----------     --------------      --------    ---------------

     Invesco VIF Total Return Fund
        2002.............................      0.40%     94,453         8.651266          817,138           0.00%    -0.05%
        2001.............................      0.40%     78,896         9.275715          731,817           0.00%    -0.35%
        2000.............................      0.40%     74,545         9.133694          680,871           0.00%    -4.20%

     Invesco VIF Utilities Fund
        2002.............................      0.40%      6,050         7.000641           42,354           0.00%    -0.15%

     Salomon Brothers Variable Series Funds Inc. Investors Fund
        2002.............................      0.40%     15,487        10.545235          163,314           0.00%    -0.13%

     Strong GVIT Mid Cap Growth Fund - Class I
        2002.............................      0.40%      3,683         8.266243           30,445           0.00%    -0.24%
                                                                                   --------------

     Contract Owners' Equity Total By Year
        2002................................................................       $   31,761,840
                                                                                       ==========
        2001................................................................       $   30,279,588
                                                                                       ==========
        2000................................................................       $   16,566,793
                                                                                       ==========
        1999................................................................       $      211,793
                                                                                       ==========


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net monthly assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

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